FORM D PROCESSED 1399680

MAY 17 2007

THOMSON FINANCIAL

SEC MAIL RECEIVED PROCESSING MAY 01 2007 WASH. D.C. 185 SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, Section 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Sale of Common Units

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
SeniorSafe@Home, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)
One Village Drive, Suite 400, Abilene, Texas 79605

Telephone Number (Including Area Code)
(325) 691-5519

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices)
Same as above

Telephone Number (Including Area Code) [redacted]
Same as above

07054867

Brief Description of Business
Assisted health care and technology

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify): Limited Liability Company
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	8	2006	☑ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **DE**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sheri Easton-Garrett

Business or Residence Address (Number and Street, City, State, Zip Code)

One Village Drive, Suite 400, Abilene, Texas 79605

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Keith Perry

Business or Residence Address (Number and Street, City, State, Zip Code)

One Village Drive, Suite 400, Abilene, Texas 79605

Check Boxes that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sears Methodist Retirement System, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Village Drive, Suite 400, Abilene, Texas 79605

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Boxes that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

3. Does the offering permit joint ownership of a single unit? Yes ☑ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers*

(Check "All States" or check individual States) X☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[VA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[VA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[VA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$ 925,000(1)
☑Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

(1) The proceeds represent 100% of the purchase price, however, only 25% of the purchase has been received to date.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	8	$ 925,000(1)
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0
Regulation A	0	$ 0
Rule 504	0	$ 0
Total	0	$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees **(company and investor)**	☑	$ 20,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Finders' Fees	☐	$
Other Expenses (Identify) **Miscellaneous and travel**	☑	$ 8,000
Total	☑	$ 28,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer"........................... $ 897,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payment to Officers, Directors, & Affiliates	Payment To Others
Salaries and fees	☑ $ 47,000	☑ $ 36,000
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness (interest payment)	☐ $	☐ $
Working capital	☑ $ 814,000	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☑ $ 47,000	☑ $ 36,000
Total Payments Listed (column totals added)	☑ $ 897,000	

D. FEDERAL SIGNATURE

The issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
SeniorSafe@Home, LLC	[signature]	April 27, 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Sheri Easton-Garrett	Chief Executive Officer	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?.. Yes ☐ No ☑

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to the state administrator of any state in which the notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to any state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
SeniorSafe@Home, LLC	[signature]	April 27, 2007
Name of Signer (Print or Type)	**Title (Print or Type)**	
Sheri Easton-Garrett	Chief Executive Officer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX									
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL		X	Common Units	2	$375,000				X
IN									
IA									
KS		X	Common Units	2	$100,000				X
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NJ									
NM									
NY									
NC									
ND									
OH		X	Common Units	2	$250,000				X
OK									
OR									
PA									
RI									
SC		X	Common Units	1	$100,000				X
SD									
TN									
TX		X	Common Units	1	$100,000				X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL BY THESE PRESENTS:

That the undersigned, SeniorSafe@Home, LLC, a limited liability company organized under the laws of the State of Delaware, for the purposes of complying with the laws of the States indicated hereunder relating to (i) either the registration or sale of securities or (ii) the furnishing of investment advisory services, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designed with the same effect as if the undersigned was organized or created under the laws of the State and had lawfully been served with process in the State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

SeniorSafe@Home, LLC
(Name)

One Village Drive, Suite 400, Abilene, Texas 79605
(Address)

Place an "X" before the name of all States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

__	Alabama	Secretary of State	__	Georgia	Office of the Secretary of State
__	Alaska	Department of Commerce & Economic Development	__	Hawaii	Department of Commerce & Consumer Affairs
__	Arizona	Corporation Commission	__	Idaho	Department of Finance
__	Arkansas	Securities Department	X	Illinois	Office of the Secretary of State
__	California	Department of Corporations--Securities Regulation Division	__	Indiana	Office of the Secretary of State
__	Colorado	Division of Securities	__	Iowa	Insurance Division
__	Connecticut	Department of Banking	X	Kansas	Office of the Securities Commissioner
__	Delaware	Division of Securities	__	Kentucky	Department of Financial Institutions
__	Dist. of Columbia	Securities Commission	__	Louisiana	Securities Commission
__	Florida	Office of Comptroller	__	Maine	Securities Administrator
__	Maryland	Office of the Attorney General	__	Michigan	Department of Consumer and Industry Services
__	Massachusetts	Secretary of the Commonwealth	__	Minnesota	Department of Commerce
__	Mississippi	Secretary of State's Office	__	Missouri	Office of the Secretary of State

___ Pennsylvania* Securities Commission	___ Puerto Rico Commissioner of Financial Institutions
___ Montana Office of the State Auditor	___ Rhode Island Department of Business Regulation
___ Nebraska Department of Banking & Finance	_X_ South Carolina Securities Commission
___ Nevada Secretary of State	___ South Dakota Division of Securities
___ New Hampshire Bureau of Securities Regulation	___ Tennessee Department of Commerce & Insurance
___ New Jersey Chief, Bureau of Securities	_X_ Texas Securities Board Commissioner
___ New Mexico Regulation & Licensing Department	___ Utah Division of Securities
___ New York Department of Law	___ Vermont Department of Banking, Insurance Securities & Health Care Administration
___ North Carolina Department of the Secretary of State	___ Virginia State Corporation Commission
___ North Dakota Securities Commissioner	___ Washington Department of Financial Institutions
_X_ Ohio Division of Securities	___ West Virginia State Auditor's Office
___ Oklahoma Department of Securities	___ Wisconsin Department of Financial Institutions
___ Oregon Department of Consumer & Business Services	___ Wyoming Secretary of State
	*NOTE: The PSC does not require that a consent to service of process be filed.

Dated this 27th day of April, 2007

SENIORSAFE@HOME, LLC

By: [signature]
Name: Sheri Easton-Garrett
Title: Chief Executive Officer

ACKNOWLEDGMENT

State or Province of Texas)
County of Taylor) ss.

On this 27th day of April, 2007, before me, the undersigned officer, personally appeared Sheri Easton-Garrett to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

MARTHA MURRAY
NOTARY PUBLIC
STATE OF TEXAS
My Comm. Expires 11-19-08

Martha Murray
Notary Public/Commissioner of Oaths

My Commission Expires 11-19-08

(SEAL)

END